Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of identification and business activity [Line Items]
Disclosure Of Significant Investments In Subsidiarie [Text Block]
The consolidated financial statements include the financial statements of the following subsidiaries:

		Ownership
	Country of incorporation and business	December 31, 2017		December 31, 2016
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	-	100.00	-
Compañía Minera Colquirrumi S.A.	Peru	100.00	-	100.00	-
Sociedad Minera El Brocal S.A.A. (*)	Peru	3.18	58.24	3.08	58.24
Inversiones Colquijirca S.A. (*)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	-	53.06	-
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda.	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	-	70.00	-
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A.	Peru	-	93.36	-	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	-	100.00	-
Empresa de Generación Huanza S.A.	Peru	-	100.00	-	100.00
Empresa de Generación Huaura S.A.C. (**)	Peru	-	-	0.01	99.99

Construction, engineering services and insurance brokerage:
Buenaventura Ingenieros S.A.	Peru	100.00	-	100.00	-
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
BISA Argentina S.A. (before Minera San Francisco S.A.)	Argentina	56.42	43.58	56.42	43.58
Contacto Risk Consulting S.A.	Peru	-	98.00	-	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	-	100.00	-

(*)
As of December 31, 2017 and 2016, the participation of the Company in the voting rights of El Brocal is 61.42 and 61.32 percent, respectively. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2017 and 2016), has an interest in El Brocal’s capital stock, through which the Group holds an indirect participation in El Brocal of 58.24 as of December 31, 2017 and 2016.

(**)
On December 29, 2016, the Board of Directors’ and Shareholders’ Meetings of Consorcio Energético de Huancavelica S.A. and Empresa de Generación Huaura S.A.C. approved the merger between these subsidiaries whereby Consorcio Energético de Huancavelica S.A. absorbed Empresa de Generación Huaura S.A.C. This merger had not effects in the consolidated financial statements.

Disclosure of net cash flows used by the mining units with discontinued operations [Text Block]
The net cash flows used by the mining units with discontinued operations for the years 2017, 2016 and 2015, are presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Operating activities	(8)	(7)	(8)
Investing activities	-	-	(6)
Financing activities	-	-	-
Net decrease in cash and cash equivalents during the year	(8)	(7)	(14)

Disclosure of results of the discontinued operations mining units [Text Block]
The results of the discontinued operations mining units for the years 2017, 2016 and 2015 are presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Operating income
Net sales	-	1,149	22,740

Total income	-	1,149	22,740

Operating costs
Cost of sales, excluding depreciation and amortization	-	(4,842)	(19,540)
Exploration	-	(3,777)	(1,847)
Depreciation and amortization	-	(5,049)	(9,882)
Mining royalties	-	(11)	(223)

Total operating costs	-	(13,679)	(31,492)

Gross loss	-	(12,530)	(8,752)
Operating income (expenses), net
Net loss in sale of mining units	(18,550)	(3,014)	-
Changes in provision for closure of mining units, note 15(b)	(12,701)	(3,365)	(45)
Administrative expenses	(941)	(111)	(2,234)
Reversal (provision) for contingencies	(423)	901	(381)
Gain (loss) for sale in other assets	(162)	3,200	-
Reversal of Impairment loss of long-lived assets for sale of mining units and other assets, note 11(a)	17,197	-	-
Reversal of provision for closure of mining units for sale of mining units, note 15(b)	11,700	-	-
Reversal of provision for impairment of inventories, note 8(b)	1,345	706	1,474
Impairment loss of long-lived assets, note 11(b)	-	(2,043)	(7,452)
Other, net	(6,871)	(1,793)	(2,079)

Total operating expenses, net	(9,406)	(5,519)	(10,717)

Operating loss	(9,406)	(18,049)	(19,469)

Other income (expense), net
Finance costs, note 15(b)	(694)	(970)	(890)
Net gain (loss) from currency exchange difference	2	(50)	129

Total other expenses, net	(692)	(1,020)	(761)

Loss before income tax	(10,098)	(19,069)	(20,230)
Income tax	-	(4)	(3)

Loss from discontinued operations	(10,098)	(19,073)	(20,233)

Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	(0.04)	(0.07)	(0.08)